UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Emerging Sovereign Group LLC
Address: 520 Madison Avenue
         41st Floor
         New York, New York  10022

13F File Number:  028-13702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Kevin Kenny, Jr.
Title:     Authorized Signatory
Phone:     (212) 984-5761

Signature, Place, and Date of Signing:

 /s/    J. Kevin Kenny, Jr.     New York, NY     February 1, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $971,698 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BURGER KING WORLDWIDE INC      COM              121220107    27918  1698183 SH       SOLE    NONE          1698183        0        0
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202    12897  2086844 SH       SOLE    NONE          2086844        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    88250  1194470 SH       SOLE    NONE          1194470        0        0
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100    69819  3081175 SH       SOLE    NONE          3081175        0        0
EQUINIX INC                    COM NEW          29444U502    65102   315725 SH       SOLE    NONE           315725        0        0
FLEETCOR TECHNOLOGIES INC      COM              339041105    25171   469170 SH       SOLE    NONE           469170        0        0
GOOGLE INC                     CL A             38259P508    75970   107396 SH       SOLE    NONE           107396        0        0
ISHARES INC                    MSCI BRAZIL      464286400     3021    54000 SH       SOLE    NONE            54000        0        0
MASTERCARD INC                 CL A             57636Q104    17052    34709 SH       SOLE    NONE            34709        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    74817  1135480 SH       SOLE    NONE          1135480        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    74450  4421000 SH       SOLE    NONE          4421000        0        0
MONDELEZ INTL INC              CL A             609207105    98812  3882090 SH       SOLE    NONE          3882090        0        0
NIELSEN HOLDINGS N V           COM              N63218106    72728  2377497 SH       SOLE    NONE          2377497        0        0
PACTERA TECHNOLOGY INTL LTD    SPONSORED ADR    695255109    24554  3092422 SH       SOLE    NONE          3092422        0        0
PRICELINE COM INC              COM NEW          741503403    80857   130333 SH       SOLE    NONE           130333        0        0
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109    38024  1280710 SH       SOLE    NONE          1280710        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    22501   158000 SH       SOLE    NONE           158000        0        0
VERISIGN INC                   COM              92343E102    45734  1178100 SH       SOLE    NONE          1178100        0        0
VISA INC                       COM CL A         92826C839    54021   356385 SH       SOLE    NONE           356385        0        0